EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016
Depreciation	$ 22,666	$ 23,766	$ 95,838	$ 96,188
Research and Development Expense [Member]
Depreciation	19,000	20,000
General and Administrative Expense [Member]
Depreciation	$ 4,000	$ 4,000